Annual Total Returns - Fidelity Freedom Blend 2040 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2040 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2040 Fund- Retail
Bar Chart Table:
Annual Return 2019	26.56%
Annual Return 2020	17.74%
Annual Return 2021	16.21%